As filed with the Securities and Exchange Commission on June 7, 2022.

File No. 333-135714
File No. 811-21927

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 74

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 75

MSS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (440) 922-0066

Gregory B. Getts
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
(Name and address of agent for service)

Copies of communications to:

JoAnn M. Strasser
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐

Immediately upon filing pursuant to paragraph (b)

☒

on June 10, 2022 pursuant to paragraph (b)

☐

60 days after filing pursuant to paragraph (a)(1)

☐

on (date) pursuant to paragraph (a)(1)

☐

75 days after filing pursuant to paragraph (a)(2)

☐

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒

This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A for MSS Series Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until June 10, 2022 the effectiveness of Post-Effective Amendment No. 69 ("PEA No. 69"), which was filed with the Commission via EDGAR Accession No. 0001162044-22-000382 on March 25, 2022, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

PART A—PROSPECTUS

The Prospectus for Seizert Large Cap Value Fund and Seizert Small Cap Value Fund is incorporated herein by reference to Part A of PEA No. 69.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Seizert Large Cap Value Fund and Seizert Small Cap Value Fund is incorporated herein by reference to Part B of PEA No. 69.

PART C—OTHER INFORMATION

Part C for of the Registration Statement on Form N-1A is incorporated herein by reference to Part C of PEA No. 69.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Broadview Heights, State of Ohio, on the 7th day of June, 2022.

MSS Series Trust

By:	/s/ Gregory Getts
Name:	Gregory Getts
Title:	President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities indicated below.

Signature	Title	Date
/s/ Gregory Getts Gregory Getts	President and Trustee	June 7, 2022

/s/ Brandon Pokersnik	Principal Financial Officer	June 7, 2022
Brandon Pokersnik

*Paul Rode	Trustee	June 7, 2022

*Michael Young	Trustee	June 7, 2022

/s/ Andrew Davalla

Andrew Davalla

Date: June 7, 2022

Attorney-in-Fact

*Signed pursuant to a Power of Attorney dated December 18, 2019.